Cover	May 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2023
Entity File Number	000-54942
Entity Registrant Name	Blue Biofuels, Inc.
Entity Central Index Key	0001549145
Entity Tax Identification Number	45-4944960
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3710 Buckeye Street
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33410
City Area Code	(888)
Local Phone Number	607-3555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BIOF
Entity Emerging Growth Company	false